Treasury Shares	12 Months Ended
Dec. 31, 2013
TREASURY SHARES [Abstract]
Treasury Shares

25. TREASURY SHARES

On July 27, 2013, the Company’s board of directors approved a share repurchase program (the “Share Repurchase Program”), pursuant to which the Company may repurchase from time to time at management’s discretion, at prevailing market prices in the open market in accordance with Rule 10b-18 under the Securities Exchange Act of 1934, up to $100 million of the Company’s outstanding ADSs over a two-year period from July 27, 2013 to July 26, 2015. As of December 31, 2013, the Company had repurchased under the Share Repurchase Program an aggregate of 590,500 ADSs, representing 1,181,000 Class A ordinary shares at an average price of $29.2 per ADS, or $14.6 per Class A ordinary share, for aggregate consideration of $17.24 million. These shares were recorded at their historical purchase cost of $17.24 million and were not canceled.